S-K 1602, SPAC Registered Offerings	Jun. 12, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our acquisition and value creation strategy will be to identify, acquire and, after our initial business combination, build a company in the energy industry, primarily targeting the upstream and midstream oil & gas sector, and the thermal power sector, which we believe is comprised of hundreds of companies with free cash flow generative assets. We plan to identify, acquire and maximize the value of a traditional energy company that has low-risk, high-quality cash-generative assets with remaining upside potential, strong industry relationships, and an experienced management team, and which in either case, will support our primary objective to deliver attractive, risk-adjusted returns to our shareholders over time, although there can be no assurance we will identify or consummate any suitable business combination or achieve our objectives.

Our acquisition strategy will leverage our management team’s network of potential proprietary and public transaction sources where we believe a combination of our relationships, knowledge and experience in the energy industry could effect a positive transformation or augmentation of existing businesses or properties.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price described herein,
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	we may need to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may also suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination.
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the private placement be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement warrants, $200,000,000 (or $230,000,000 if the underwriters’ overallotment option is exercised in full), including up to $8,000,000 (or up to $9,800,000 if the underwriters’ overallotment option is exercised in full) of deferred underwriting discounts and commissions, will be placed into a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and $2,000,000 will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The proceeds held in the trust account will be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations or in an interest or non-interest bearing demand deposit account at a U.S. chartered commercial bank with consolidated assets of $100 billion or more selected by the Trustee that is reasonably satisfactory to the Company. We estimate that the interest earned on the trust account will be approximately $8,000,000 (or $9,200,000 if the underwriters’ overallotment option is exercised in full) per year, assuming an interest rate of 4.00% per year; however, we can provide no assurances regarding this amount. Additionally, if we determine to hold the funds in the trust account as cash or in demand deposit accounts, the amount of interest we may receive would likely be less than this amount. The proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest to occur of (i) the completion of our initial business combination (including the release of funds to pay any amounts due to any public shareholders who properly exercise their redemption rights in connection therewith), (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity or (iii) the redemption of our public shares if we are unable to complete our business combination within 24 months from the closing of this offering, subject to applicable law. Based on current interest rates and the taxes we currently expect to be applicable to us, we expect that the interest earned on the trust account will be sufficient to pay our taxes.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Samos (either directly or indirectly) manages several investment vehicles. Funds managed by Samos or their affiliates may compete with us for acquisition opportunities. If these funds decide to pursue any such opportunity, we may be precluded from procuring such opportunities. In addition, investment ideas generated within Samos may be suitable for both us and for a current or future fund managed (directly or indirectly) by Samos and may be directed to such investment vehicle rather than to us. Neither Samos nor members of our management team, sponsor or board of directors who are also employed by Samos have any obligation to present us with any opportunity for a potential business combination of which they become aware, unless presented to such member specifically in his or her capacity as an officer or director of the company. Samos and/or our management and board of directors, in their capacities as employees of Samos or in their other endeavors, may be required to present potential business combinations to the related entities described above, current or future investment vehicles of Samos, or third parties, before they present such opportunities to us. Any such companies described above may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among investment mandates.

Notwithstanding the foregoing, we may, at our option, pursue an Affiliated Joint Acquisition opportunity with any such fund or other investment vehicle. Such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the acquisition by making a specified future issuance to any such fund or vehicle. Pursuing an Affiliated Joint Acquisition opportunity jointly with our sponsor, or one or more affiliates, or with an entity to which an officer or director has a fiduciary or contractual obligation may present additional interests of our sponsor or our officer or director that conflicts with the interests of our public shareholders.

Each of our officers and directors presently has, and any of our officers and directors in the future may have, additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such opportunity to such other entity. In addition, we may pursue an Affiliated Joint Acquisition opportunity with an entity to which an officer or director has a fiduciary or contractual obligation. Any such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the business combination by making a specified future issuance of equity or equity-linked securities to any such entity. Pursuing an Affiliated Joint Acquisition opportunity jointly with our sponsor, or one or more affiliates, or with an entity to which an officer or director has a fiduciary or contractual obligation may present additional interests of our sponsor or our officer or director that conflicts with the interests of our public shareholders.

Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer will have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any of our directors or officers on the one hand, and us, on the other hand. See “Risk Factors — Certain of our officers and directors are now, and all of them may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us, including another blank check company, and, accordingly, may have conflicts of interest in allocating their time and determining to which entity a particular business opportunity should be presented.”

In addition, Samos or its affiliates, including our officers and directors who are affiliated with Samos, may sponsor or form other blank check companies similar to ours during the period in which we are seeking an initial business combination, and members of our management team may participate in such blank check companies. Any such companies may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among the management teams or investment mandates. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are then affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•        The low price of $25,000, or $0.004 per share, that the initial shareholders paid for 5,750,000 founder shares creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        Our sponsor, officers and directors and any other holder of our founder shares, including any non-managing sponsor investors, will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses if we do not complete an initial business combination.

•        Our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares or any public shares held by them in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors will not be entitled to rights to liquidating distributions with respect to any founder shares held by them if we fail to consummate our initial business combination within 24 months after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire without value to the holder. Furthermore, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, (i) the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Our sponsor agreed not to transfer, assign or sell any of the private placement warrants (including the Class A ordinary shares issuable upon exercise of such warrants) until 30 days after the date we complete our initial business combination, other than pursuant to limited exceptions as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Warrants.” Since our sponsor, its affiliate and our officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. Such warrants and their underlying securities would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or from making the acquisition through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

•        Our sponsor expects to grant profits interests in it to our independent directors and officers entitling them to a portion of the founder shares and private placement warrants to the extent such profits interests vest in accordance with the terms of the applicable award agreement (with vesting generally occurring over a period of time based on continued service) and to the extent the capital accounts associated with such interests are increased beyond zero. Under the terms of the limited partnership agreement of our sponsor, Mr. Tohme’s economic interest in any founder shares and private placement warrants would be reduced to the extent the profits interests are entitled to payment in respect thereof.

The conflicts described above may not be resolved in our favor.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest.

Name of Individual	Entity Name	Entity’s Business	Affiliations
Jacques Tohme	Samos Investments LLC (Delaware, US)	Investments	Managing Partner
	Amerocap LLC (Delaware, US)	Investments	Managing Partner
	Nova Venture Holdings LLC (Delaware, US)	Investments	Managing Partner
	Samos Energy Capital LLC (Delaware, US)	Investments	Managing Partner
	Samos Energy LLC (Delaware, US)	Investments	Managing Partner
	Samos Energy Ltd (England, UK)	Investments	Managing Partner
	Nova Venture Holding Limited (England, UK)	Investments	Managing Partner
	Samos Energy Infrastructure Ltd (Jersey, CI)	Investments	Managing Partner
	Samos Energy Infrastructure Management Ltd (Jersey, CI)	Investments	Managing Partner
	Samos Energy Infrastructure (Finco) Ltd (Jersey, CI)	Investments	Managing Partner
	Samos Partnership Ltd (Jersey, CI)	Investments	Managing Partner
	FPF003 Pte Ltd (Singapore)	Investments	Managing Partner
	PV Keez Pte Ltd (Singapore)	Investments	Managing Partner
	FPF005 Limited (Labuan, MY)	Investments	Managing Partner
	Samos Energy Mauritius (Mauritius)	Investments	Managing Partner
	Samos Oxide Capital LLC	Investments	Managing Partner
	Samos Energy Acquisition Sponsor LP	Investments	Manager
	Samos Energy Acquisition Sponsor Holdings LLC	Investments	Managing Member

Trent Kososki	GoodPeak Holdings, LLC	Battery storage, hybrid solar/storage	CEO/Founder
	GoodPeak Super Holdings, LLC	Battery storage, hybrid solar/storage	CEO/Founder
Name of Individual	Entity Name	Entity’s Business	Affiliations
Joseph McMonigle	Alula Advisors LLC	Consulting	Chairman/CEO
	Global Center for Energy Analysis LLC	Research	President/CEO
	MIP Real Assets	Investments	Managing Director, Middle East
	The Abraham Group LLC	Strategic Advisory	Non-Active Shareholder
	McMonigle & Associates LLC	Consulting	President
	Andes Energy	Development	Minority Shareholder

Khodor Mattar	G3	Strategic Intelligence Firm	Senior Advisor
	Repsol E&P	E&P Company	Independent Board Member

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors or making the acquisition through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business combination target that is affiliated with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm which is a member of FINRA or from an independent accounting firm with respect to the satisfaction of such criteria. We are not required to obtain such an opinion in any other context. Furthermore, in no event will our sponsor or any of our existing officers or directors, or any of their respective affiliates, be paid by the company any finder’s fee, consulting fee or other compensation prior to, or for any services they render in order to effectuate, the completion of our initial business combination. Further, commencing on the date our securities are first listed on Nasdaq, we will reimburse our sponsor or an affiliate thereof in an amount equal to $10,000 per month for office space, utilities and secretarial and administrative support made available to us.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law. Our initial shareholders have agreed to vote any founder shares held by them and any public shares purchased during or after the offering in favor of our initial business combination, other than public shares purchased after the company publicly announces its intention to engage in such proposed initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Samos Energy Acquisition Sponsor, LP or an affiliate	$10,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, utilities and secretarial and administrative support
Samos Energy Acquisition Sponsor, LP	5,000,000 Class B ordinary shares (which include anti-dilution adjustments as described in “Summary — Founder shares conversion and anti-dilution rights”)(1)	$25,000
Samos Energy Acquisition Sponsor, LP	4,000,000 private placement warrants to be purchased simultaneously with the closing of this offering(2)	$4,000,000
Samos Energy Acquisition Sponsor, LP	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
Samos Energy Acquisition Sponsor, LP, our officers and directors, or our or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Samos Energy Acquisition Sponsor, LP or an affiliate, or our officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender

____________

(1)      Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of limited partner interests in the sponsor, an aggregate of 2,000,000 Class B ordinary shares, which were purchased by the sponsor for $0.004 per share.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing limited partner interests, an aggregate of              of the 4,000,000 private placement warrants to be purchased by the sponsor ($             in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary shares after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (iv) no value is attributed to the warrants, and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full)and 5,000,000 founder shares (or 5,750,000 founder shares if the underwriters’ over-allotment option is exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The exercise of any warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 4, 2026
	0% Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.07)	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)
Increase attributable to public shareholders	7.79	7.76	7.22	7.19	6.27	6.23	4.38	4.32	(1.32)	(1.43)
Pro forma net tangible book value after this offering	7.72	7.70	7.15	7.13	6.20	6.17	4.31	4.26	(1.39)	(1.49)
Dilution to public shareholders	2.28	2.30	2.85	2.87	3.80	3.83	5.69	5.74	11.39	11.49
% Dilution to public shareholders	22.80%	23.00%	28.50%	28.70%	38.00%	38.30%	56.90%	57.40%	113.90%	114.90%

Numerator
Net tangible book value deficit before this offering	(336,586)	(336,586)	(336,586)	(336,586)	(336,586)	(336,586)	(336,586)	(336,586)	(336,586)	(336,586)
Net proceeds from this offering and the sale of private placement warrants	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	333,193	333,193	333,193	333,193	333,193	333,193	333,193	333,193	333,193	333,193
Less: Deferred underwriting discount	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)
Less: Over-allotment liability	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—
Less: Redemptions	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,500)	(200,000,000)	(230,000,000)
Total	193,058,907	221,446,607	143,058,907	163,946,607	93,058,907	106,446,607	43,058,907	48,946,607	(6,941,093)	(8,553,393)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	25,000,000	28,750,000	20,000,000	23,000,000	15,000,000	17,250,000	10,000,000	11,500,000	5,000,000	5,750,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Includes $0.40 per unit on units other than those sold pursuant to the underwriters’ over-allotment option (or up to $8,000,000 in the aggregate) and $0.60 per unit on units sold pursuant to the underwriters’ over-allotment option (or up to $9,800,000 in the aggregate) payable to the underwriters upon the consummation of our initial business combination for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of March 4, 2026
Offering Price of $10.00	25% of Maximum Redemption (assumes 5,000,000 or 5,750,000 public shares redeemed)		50% of Maximum Redemption (assumes 10,000,000 or 11,500,000 public shares redeemed)		75% of Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)		Maximum Redemption (assumes 20,000,000 or 23,000,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.70	$7.13	$2.87	$6.17	$3.83	$4.26	$5.74	$(1.49)	$11.49
Assuming No Exercise of Over-Allotment Option
$7.72	$7.15	$2.85	$6.20	$3.80	$4.31	$5.69	$(1.39)	$11.39